Note 10 - Accounts Payable and Accrued Liabilities (Details Textual) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short-term employee benefits accruals	[1]	$ 112,913	$ 628,378	$ 104,788
DenseLight [member]
Statement Line Items [Line Items]
Short-term employee benefits accruals			87,751
Chief executive officer [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions			$ 450,000

[1]	Payroll related liabilities at December 31, 2016 includes $450,000 of bonus payable to the CEO along with $87,751 of past salaries due to some current and former employees of DenseLight.